Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Summary of Revenue from Each Segment, Income from Operations	The following tables present the summary of each segment’s revenues, operating income (loss) which were considered as segment operating performance measure, for the years ended December 31, 2018, 2019 and 2020:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Revenues:
Internet business	4,898,350	3,444,573	1,465,899	224,659
AI and others	83,355	143,122	86,746	13,294

Total revenues	4,981,705	3,587,695	1,552,645	237,953

Operating income (loss):
Internet business	722,453	(78,179)	190,427	29,184
AI and others	(170,113)	(359,628)	(640,560)	(98,170)
Unallocated expenses(i)	(85,118)	(673,105)	(80,982)	(12,411)

Total operating income (loss)	467,222	(1,110,912)	(531,115)	(81,397)

(i)	Unallocated items include share-based compensation and goodwill impairment which were not allocated to segments.